DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations
DISCONTINUED OPERATIONS

3.	DISCONTINUED OPERATIONS

On July 28, 2023, the Company’s board of directors had approved the Sale and Purchase Agreement (“SPA") with Feishang Group. Pursuant to the SPA, the Company agreed to sell 100% equity interest of Precise Space-Time Technology Limited ("PSTT") to Feishang Group, together with PSTT's outstanding payable owed to the Company, for consideration of approximately CNY95,761 comprising: (i) CNY-34,197, the fair value of 100% equity interest of PSTT as determined by the independent valuation report dated July 28, 2023. (ii) CNY129,958, the book value of PSTT's outstanding payable owed to the Company (referred as Disposal of PSTT). PSTT operated the wastewater treatment segment. After the disposal, the Company will not operate any wastewater treatment business and will continue operating its exploration and mining business.

The disposal of PST Technology was accounted for as an equity transaction of entities under common control. The consideration received by the Company for the disposal has been accounted for as a deemed contribution from the controlling shareholder in the consolidated statement of changes in equity. The assets and liabilities of the wastewater treatment transferred to Mr. Li Feilie were accounted for as a deemed distribution to the controlling shareholder on the closing date of the transaction.

The results of PSTT for the years/period are presented below.

	2021	2022	For the period from January 1, 2023 to July 28, 2023
	CNY	CNY	CNY
Revenue	18,735	20,306	12,748
Cost of sales	(18,494)	(14,485)	(5,872)
Gross profit	241	5,821	6,876
Selling and distribution expenses	(922)	(700)	(442)
Administrative expenses	(11,793)	(11,501)	(5,699)
Other (losses)/income	(782)	205	142
Impairment (losses)/reversal on financial assets	(3,330)	1,073	(9,931)
Finance costs	(4,193)	(3,586)	(1,906)
Finance income	16,922	15,594	8,785

(LOSS)/PROFIT BEFORE INCOME TAX	(3,857)	6,906	(2,175)

Income tax expense	(7,230)	(5,864)	(1,931)

(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS	(11,087)	1,042	(4,106)
Attributable to:
Owners of the company	(4,268)	(1,285)	(5,504)
Non-controlling interests	(6,819)	2,327	1,398

The major classes of assets and liabilities of PSTT as at December 31, 2022 and July 28, 2023 are as follows:

	December 31, 2022	July 28, 2023
	CNY	CNY
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	367	282
Intangible assets	19,381	18,921
Right-of-use Assets	1,980	1,621
Trade receivables	10,520	4,714
Contract assets	89,713	88,423

TOTAL NON-CURRENT ASSETS	121,961	113,961

CURRENT ASSETS
Inventories	729	911
Trade receivables - current	46,760	56,277
Bills receivable	8,500	—
Contract assets - current	21,647	17,842
Prepayments	1,723	902
Other receivable	84,865	82,857
Other current assets	3,160	3,160
Cash and cash equivalents	25,655	37,460

TOTAL CURRENT ASSETS	193,039	199,409

TOTAL ASSETS	315,000	313,370

LIABILITIES
CURRENT LIABILITIES
Trade payables	20,225	21,522
Contract Liability	690	690
Other payables and accruals	141,136	143,067
Income tax payable	10,732	11,673
Interest-bearing loans and borrowings - current	3,000	3,500
Lease liabilities - current	645	584
Due to related companies	444	496

TOTAL CURRENT LIABILITIES	176,872	181,532

NON-CURRENT LIABILITIES
Deferred tax liabilities	5,276	5,266
Lease liabilities - non current	1,248	1,073
Interest-bearing loans and borrowings	71,000	69,000

TOTAL NON-CURRENT LIABILITIES	77,524	75,339

TOTAL LIABILITIES	254,396	256,871

NET ASSETS	60,604	56,499

Equity attributable to owners of the Company	(49,076)	(54,579)
Non-controlling interests	109,680	111,078

The net cash flows incurred by PSTT are as follows:

	2021	2022	For the period from January 1, 2023 to July 28, 2023
	CNY	CNY	CNY
Operating activities	(11,166)	(2,255)	15,162
Investing activities	8,835	(13)	(12)
Financing activities	(11,936)	(11,930)	(3,378)
Net foreign exchange difference	(9)	—	33
Net (decrease) /increase in cash and cash equivalents	(14,276)	(14,198)	11,805

Loss per share
– Basic, from the discontinued operations	(0.52)	(0.15)	(0.67)
– Diluted, from the discontinued operations	(0.52)	(0.15)	(0.67)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

	2021	2022	For the period from January 1, 2023 to July 28, 2023
	CNY	CNY	CNY
Loss for the year attributable to owners of the Company from discontinued operations	(4,268)	(1,285)	(5,504)
Weighted average number of ordinary shares in issue during the year / period used in the basic and diluted earnings per share calculation (note 8)	8,144,050	8,189,617	8,222,658